Short-Term and Long-Term Debts - Additional Information (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Debt Instruments [Abstract]
Financing lease receivables, collateralized	¥ 480,683,279	$ 69,912,483	¥ 0
Weighted average interest rate for outstanding debts	6.88%	6.88%	10.79%
Long-term investments collateralized	¥ 141,534,200	$ 20,585,296	¥ 141,534,200